BLACKROCK MUNICIPAL BOND FUND, INC.

BlackRock Short-Term Municipal Bond Fund

(the “Fund”)

Supplement dated May 22, 2020 to the Summary Prospectus and the Prospectus for

Investor A Shares, Investor C and Institutional Shares of the Fund and the Statement of

Additional Information of the Fund, each dated October 28, 2019, as supplemented to date

Effective July 1, 2020, with respect to Investor A shares of the Fund, BlackRock will increase the threshold at which such shares may be purchased at net asset value. Shareholders who purchased Investor A shares of the Fund prior to the implementation of these changes shall be subject to the threshold in effect at the time of purchase. Accordingly, effective July 1, 2020, the following changes are made to the Fund’s Prospectus:

Footnote 1 to the Fund’s fee and expense table relating to the “Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)” for Investor A Shares in the section of the Summary Prospectus entitled “Key Facts About BlackRock Short-Term Municipal Fund — Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Short-Term Municipal Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]

A contingent deferred sales charge (“CDSC”) of 0.25% is assessed on certain redemptions of Investor A Shares made within 9 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more. With respect to shares purchased on or after March 18, 2019 and prior to July 1, 2020, a CDSC of 0.25% is assessed on certain redemptions of Investor A Shares made within 9 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $100,000 or more. With respect to shares purchased prior to March 18, 2019, a CDSC of 0.50% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more.

The “Share Classes at a Glance” chart in the section of the Prospectus entitled “Account Information — How to Choose the Share Class that Best Suits Your Needs” is amended to delete the row captioned “Deferred Sales Charge?” applicable to Investor A Shares, and to replace it with the following:

Deferred Sales Charge?	No. (May be charged for purchases of $250,000 or more (for the High Yield Fund and the National Fund, and for the Short-Term Fund (for shares purchased on or after July 1, 2020 and prior to March 18, 2019)) or $100,000 or more (for the Short-Term Fund (for shares purchased on or after March 18, 2019 and prior to July 1, 2020)) that are redeemed within 18 months (for the High Yield Fund and the National Fund, and for the Short-Term Fund (for shares purchased prior to March 18, 2019)) or 9 months (for the Short-Term Fund (for shares purchased on or after March 18, 2019)).

The chart in the section of the Prospectus entitled “Account Information — Details About the Share Classes — Investor A Shares — Initial Sales Charge Option — Short-Term Fund” is deleted in its entirety and replaced with the following:

Short-Term Fund

Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment[1]	Dealer Compensation As a % of Offering Price
Less than $50,000	3.00%	3.09%	2.75%
$50,000 but less than $100,000	2.75%	2.83%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.25%
$250,000 and over[2]	0.00%	0.00%	– [2]

[1]	Rounded to the nearest one-hundredth percent.

[2]

If you invest $250,000 or more (for the High Yield Fund and the National Fund, and for the Short-Term Fund (for shares purchased on or after July 1, 2020 and prior to March 18, 2019)) or $100,000 or more (for the Short-Term Fund (for shares purchased on or after March 18, 2019 and prior to July 1, 2020)) in Investor A Shares, you will not pay an initial sales charge. In that case, BlackRock compensates the Financial Intermediary from its own resources. However, if you redeem your shares within 18 months (for the High Yield Fund and the National Fund, and for the Short-Term Fund (for shares purchased prior to March 18, 2019)) or 9 months (for the Short-Term Fund (for shares purchased on or after March 18, 2019) after purchase, you may be charged a deferred sales charge of 1.00% (for the High Yield Fund and the National Fund), 0.50% (for the Short-Term Fund (for shares purchased prior to March 18, 2019) or 0.25% (for the Short-Term Fund (for shares purchased on or after March 18, 2019) of the lesser of the original cost of the shares being redeemed or your redemption proceeds. Such deferred sales charge may be waived in connection with certain fee-based programs.

The first paragraph in the section of the Prospectus entitled “Account Information — Details About the Share Classes — Investor A Shares at Net Asset Value” is deleted in its entirety and replaced with the following:

If you invest $250,000 or more (for the High Yield Fund and the National Fund, and for the Short-Term Fund (for shares purchased on or after July 1, 2020 and prior to March 18, 2019)) or $100,000 or more (for the Short-Term Fund (for shares purchased on or after March 18, 2019 and prior to July 1, 2020)), you will not pay any initial sales charge. However, if you redeem your Investor A Shares within 18 months (for the High Yield Fund and the National Fund, and for the Short-Term Fund (for shares purchased prior to March 18, 2019) or 9 months (for the Short-Term Fund (for shares purchased on or after March 18, 2019) after purchase, you may be charged a deferred sales charge of 1.00% (for the High Yield Fund and the National Fund), 0.50% (for the Short-Term Fund (for shares purchased prior to March 18, 2019) or 0.25% (for the Short-Term Fund (for shares purchased on or after March 18, 2019)) of the lesser of the original cost of the shares being redeemed or your redemption proceeds. For a discussion on waivers, see “Contingent Deferred Sales Charge Waivers.”

Effective July 1, 2020, the following changes are made to the Fund’s Statement of Additional Information:

The ninth paragraph in the section of Part II of the Statement of Additional Information entitled “Purchase of Shares — Reduced Initial Sales Charges — Placement Fees” is deleted in its entirety and replaced with the following:

With respect to BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc. (for shares purchased prior to March 18, 2019), the placement fees may be up to the following amounts:

$250,000 and above	0.50%

With respect to Investor A Shares of BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc. (for shares purchased on or after March 18, 2019 and prior to July 1, 2020), the placement fees may be up to the following amounts:

$100,000 and above	0.25%

With respect to Investor A Shares of BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc. (for shares purchased on or after July 1, 2020), the placement fees may be up to the following amounts:

$250,000 and above	0.25%

The first sentence in the second paragraph in the section of Part II of the Statement of Additional Information entitled “Purchase of Shares — Reduced Initial Sales Charges — Placement Fees — Other” is deleted in its entirety and replaced with the following:

If you invest $1,000,000 ($100,000 for BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc. (for purchases on or after March 18, 2019 and prior to July 1, 2020), $250,000 for BlackRock Dynamic High Income Portfolio, BlackRock Multi-Asset Income Portfolio and BlackRock Managed Income Fund of BlackRock Funds II, BlackRock Global Long/Short Credit Fund of BlackRock Funds IV, BlackRock Total Return Fund of BlackRock Bond Fund, Inc., BlackRock Global Allocation Fund, Inc., BlackRock High Yield Municipal Fund, BlackRock National Municipal Fund of BlackRock Municipal Bond Fund, Inc., BlackRock Short-Term Municipal Fund (for purchases on or after July 1, 2020 and prior to March 18, 2019) of BlackRock Municipal Bond Fund, Inc., BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust, BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust, BlackRock New York Municipal Opportunities Fund, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust and BlackRock Event Driven Equity Fund, and $500,000 for BlackRock Low Duration Bond Portfolio, BlackRock Floating Rate Income Portfolio, BlackRock Credit Strategies Income Fund and BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds V) or more in Investor A or Investor P Shares, as applicable, you may not pay an initial sales charge. However, if you redeem your Investor A or Investor P Shares, as applicable, within 18 months after purchase (a shorter holding period may apply depending on the Fund), you may be charged a deferred sales charge.

The first sentence in the fifth paragraph in the section of Part II of the Statement of Additional Information entitled “Purchase of Shares — Reduced Initial Sales Charges — Placement Fees — Other” is deleted in its entirety and replaced with the following:

With respect to certain employer-sponsored retirement plans, if a dealer waives its right to receive a placement fee, the Fund may, at its own discretion, waive the CDSC related to purchases of $1,000,000 ($100,000 for BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc. (for purchases on or after March 18, 2019 and prior to July 1, 2020), $250,000 for BlackRock Dynamic High Income Portfolio, BlackRock Multi-Asset Income Portfolio and BlackRock Managed Income Fund of BlackRock Funds II, BlackRock Global Long/Short Credit Fund of BlackRock Funds IV, BlackRock Total Return Fund of BlackRock Bond Fund, Inc., BlackRock Global Allocation Fund, Inc., BlackRock High Yield Municipal Fund, BlackRock National Municipal Fund of BlackRock Municipal Bond Fund, Inc., BlackRock Short-Term Municipal Fund (for purchases on or after July 1, 2020 and prior to March 18, 2019) of BlackRock Municipal Bond Fund, Inc., BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust, BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust, BlackRock New York Municipal Opportunities Fund, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust and BlackRock Event Driven Equity Fund, and $500,000 for BlackRock Low Duration Bond Portfolio, BlackRock Floating Rate Income Portfolio, BlackRock Credit Strategies Income Fund and BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds V) or more of Investor A or Investor P Shares. This may depend upon the policies, procedures and trading platforms of your financial intermediary; consult your financial adviser.

Shareholders should retain this Supplement for future reference.

PRO-10051-0520SUP